Balance Sheet - USD ($)	Feb. 28, 2017	May 31, 2016	May 31, 2015
Current Assets
Cash	$ 7,341	$ 37,154	$ 0
Prepaid expenses	0	561	0
Accounts receivable	42	67	0
Total Current Assets	7,383	37,782	0
Fixed Assets
Property & Equipment, net of accumulated depreciation of $758 and $472, respectively.	251	537	881
TOTAL ASSETS	7,634	38,319	881
Current Liabilities
Accounts payable	8,954	5,401	4,993
Advances from related party	9,609	11,318	13,320
Total Current Liabilities	18,563	16,719	18,313
Total Liabilities	18,563	16,719	18,313
Stockholders' Equity (Deficit)
Preferred stock, $0.001 par value, 10,000,000 shares authorized; 0 shares issued and outstanding as of February 28, 2017 and May 31, 2016, respectively	0	0	0
Common stock, $0.001 par value, 75,000,000 shares authorized; 3,785,000 shares issued and outstanding as of February 28, 2017 and May 31, 2016	3,785	3,785	2,500
Additional paid-in capital	57,615	57,615	7,500
Accumulated deficit	(71,663)	(42,336)	(18,291)
Stock Subscription Receivable		0	(10,000)
Accumulated other comprehensive income	(666)	2,536	859
Total Stockholders' Equity (Deficit)	(10,929)	21,600	(17,432)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 7,634	$ 38,319	$ 881